Stock-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended					3 Months Ended	12 Months Ended					0 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Jun. 30, 2014 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Jun. 30, 2014 Stock Options [Member]	Mar. 31, 2014 Stock Options [Member]	Jun. 30, 2014 Stock Incentive Plan 2002 [Member] Stock Options [Member]	Jun. 30, 2014 Plan 2009 [Member] Stock Options [Member]	Mar. 31, 2014 Plan 2009 [Member] Stock Options [Member]	Sep. 30, 2009 Plan 2009 [Member] Stock Options [Member]	Sep. 06, 2013 Plan 2011 [Member] Stock Options [Member]	Sep. 13, 2012 Plan 2011 [Member] Stock Options [Member]	Jun. 30, 2014 Plan 2011 [Member] Stock Options [Member]	Mar. 31, 2014 Plan 2011 [Member] Stock Options [Member]	Sep. 30, 2011 Plan 2011 [Member] Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Outstanding	2,003,240	262,856	312,856
Total number of shares authorized								500,000			1,200,000					2,300,000
Additional shares authorized												7,100,000	3,000,000
Total shares available for future grant									303,768	299,741				7,293,042	7,405,004
Estimated forfeiture rate						0.00%
Unrecognized compensation cost related to unvested stock options						$ 1.5	$ 1.6
Weighted average recognition period						2 years 9 months 18 days	3 years
Intrinsic value per share				$ 0.49	$ 0.52	$ 0.49	$ 0.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.42